Adjustments reconciling profit after tax to operating cash flows	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Adjustments reconciling profit after tax to operating cash flows
41. Adjustments reconciling profit after tax to operating cash flows

	2020 £m	2019 £m	2018 £m
Profit after tax	6,388	5,268	4,046
Tax on profits	580	953	754
Share of after-tax profits of associates and joint ventures	(33)	(74)	(31)
Finance expense net of finance income	848	814	717
Depreciation	1,214	1,231	954
Amortisation of intangible assets	1,137	1,103	902
Impairment and assets written off	781	825	350
Profit on sale of businesses	(2,831)	(201)	(63)
Profit on sale of intangible assets	(426)	(342)	(201)
Profit on sale of investments in associates	—	—	(3)
Profit on sale of equity investments	(69)	(2)	(4)
Gain on Novartis Consumer Healthcare Joint Venture put option hedging	—	—	(513)
Business acquisition costs	—	59	47
Changes in working capital:
Decrease in inventories	119	300	51
Increase in trade receivables	(224)	(32)	(429)
Increase in trade payables	225	263	131
(Increase)/decrease in other receivables	(159)	(160)	18
Contingent consideration paid (see Note 32)	(765)	(780)	(984)
Other non-cash increase in contingent consideration liabilities	1,275	83	1,250
Increase in other payables	818	89	2,362
Increase/(decrease) in pension and other provisions	400	(188)	102
Share-based incentive plans	381	365	360
Fair value adjustments	464	19	(7)
Other	(27)	(61)	(62)

	3,708	4,264	5,701

Cash generated from operations	10,096	9,532	9,747